UNITED SPIRITS INC	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
UNITED SPIRITS INC
5. UNITED SPIRITS, INC.

5. UNITED SPIRITS, INC.

Until July 26, 2021, United Spirits, Inc. a New York Corporation (“United”) was owned and managed by Mr. Richard DeCicco, the controlling shareholder and president of the Company. United provides distribution services for Iconic, BiVi and Bellissima (see Note 13e) and was considered a variable interest entity (“VIE”) of The Company. On July 26, 2021, the Company entered into a securities purchase agreement with Mr. DeCicco pursuant to which the Company purchased from Mr. DeCicco, and Mr. DeCicco sold, all of the issued and outstanding capital stock of United to the Company. Pursuant to the United Purchase Agreement, upon the closing of the transactions contemplated thereby, Mr. DeCicco transferred, and the Company acquired, 100% of the issued and outstanding capital stock of United in exchange for a purchase price of $1,000,000. The United Purchase Agreement contains customary representations, warranties and covenants of the parties thereto, and the closing of the transactions contemplated by the United Purchase Agreement was subject to the satisfaction of certain closing conditions, including, without limitation, certain approvals from various state liquor authorities. Prior to the closing of the transactions contemplated by the United Purchase Agreement, the Company marketed and sold its wine and spirts products pursuant to an exclusive marketing and distribution agreement between the Company and United. After the closing, United became a wholly owned subsidiary of the Company.

6. UNITED SPIRITS, INC.

United Spirits, Inc. (“United”) is owned and managed by Richard DeCicco, the controlling shareholder, President, CEO, and Director of Iconic. United provides distribution services for BiVi and Bellissima (see Note 13d) and is considered a variable interest entity (“VIE”) of Iconic. Since Iconic has been determined to be the primary beneficiary of United, we have included United’s assets, liabilities, and operations in the accompanying consolidated financial statements of Iconic. Summarized financial information of United follows:

Balance Sheets:	December 31, 2020	December 31, 2019

Cash and cash equivalents	$448,254	$130,454
Intercompany receivable from Iconic (A)	1,693,012	56,495
Right-of-use asset	4,441	54,955
Total assets	$2,145,707	$241,904

Accounts payable and accrued expenses	$210,693	$187,658
Loans payable to officer and affiliated entity	58,582	88,077
SBA Paycheck Protection Program loan	28,458	-
Intercompany payable to Bellissima (A)	2,242,243	317,722
Intercompany payable to BiVi (A)	66,876	66,876
Operating lease liability	4,441	54,955
Total Liabilities	2,611,293	715,288
Noncontrolling interest in VIE	(465,586)	(473,384)
Total liabilities and stockholders’ deficiency	$2,145,707	$241,904

	Year ended December 31,
Statements of operations:	2020	2019
Intercompany distribution income (A)	$19,134	$13,418

Royalty expense	-	127,500
Officers’ compensation	-	82,000
Other operating expenses – net	11,337	46,069
Total operating expenses	11,337	255,569
Net income (loss)	$7,797	$(242,151)
(A) Eliminated in consolidation